Earnings per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share options
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period (in shares)	40,915	1,873,502